Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt Disclosure [Abstract]
Amount outstanding at end of fiscal year	¥ 1,776,344	¥ 3,762,641
Weighted average interest rate on outstanding balance at end of fiscal year	0.26%	0.10%